Quarterly Holdings Report
for
Fidelity SAI Sustainable U.S. Equity Fund
February 28, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
EFS-NPRT3-0423
1.9904866.100
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.3%
Entertainment - 1.4%
Netflix, Inc. (a)	265	85,364
Interactive Media & Services - 1.2%
Alphabet, Inc. Class A (a)	792	71,328
Media - 2.7%
Cable One, Inc.	48	33,149
Comcast Corp. Class A	1,640	60,959
Interpublic Group of Companies, Inc.	1,742	61,911
		156,019
TOTAL COMMUNICATION SERVICES		312,711
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.9%
Aptiv PLC (a)	449	52,210
Automobiles - 0.9%
General Motors Co.	851	32,968
Tesla, Inc. (a)	101	20,777
		53,745
Diversified Consumer Services - 1.9%
Adtalem Global Education, Inc. (a)	1,476	57,741
Bright Horizons Family Solutions, Inc. (a)	704	55,503
		113,244
Hotels, Restaurants & Leisure - 1.3%
Marriott International, Inc. Class A	431	72,942
Household Durables - 1.7%
Taylor Morrison Home Corp. (a)	2,698	96,669
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (a)	542	51,073
eBay, Inc.	1,566	71,879
		122,952
Specialty Retail - 1.9%
The Home Depot, Inc.	383	113,575
Textiles, Apparel & Luxury Goods - 2.3%
LVMH Moet Hennessy Louis Vuitton SE	98	81,470
Tapestry, Inc.	1,231	53,561
		135,031
TOTAL CONSUMER DISCRETIONARY		760,368
CONSUMER STAPLES - 5.3%
Beverages - 0.8%
Keurig Dr. Pepper, Inc.	1,439	49,717
Food & Staples Retailing - 0.9%
Albertsons Companies, Inc.	2,511	49,919
Food Products - 0.5%
Darling Ingredients, Inc. (a)	471	29,800
Household Products - 2.1%
Procter & Gamble Co.	889	122,291
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	232	56,388
TOTAL CONSUMER STAPLES		308,115
ENERGY - 3.6%
Energy Equipment & Services - 1.3%
Baker Hughes Co. Class A	2,490	76,194
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc.	158	24,860
Denbury, Inc. (a)	515	42,936
Valero Energy Corp.	528	69,553
		137,349
TOTAL ENERGY		213,543
FINANCIALS - 12.9%
Banks - 3.1%
Bank of America Corp.	3,580	122,794
Huntington Bancshares, Inc.	3,860	59,135
		181,929
Capital Markets - 5.8%
BlackRock, Inc. Class A	99	68,254
Moody's Corp.	230	66,735
Northern Trust Corp.	1,017	96,890
State Street Corp.	1,203	106,682
		338,561
Consumer Finance - 1.6%
American Express Co.	538	93,607
Insurance - 2.4%
The Travelers Companies, Inc.	778	144,023
TOTAL FINANCIALS		758,120
HEALTH CARE - 12.9%
Biotechnology - 1.5%
Moderna, Inc. (a)	184	25,541
Vertex Pharmaceuticals, Inc. (a)	212	61,541
		87,082
Health Care Providers & Services - 2.3%
Cigna Group	462	134,950
Life Sciences Tools & Services - 4.1%
Danaher Corp.	686	169,806
ICON PLC (a)	313	70,622
		240,428
Pharmaceuticals - 5.0%
Merck & Co., Inc.	1,161	123,345
Roche Holding AG (participation certificate)	137	39,502
UCB SA	644	55,433
Zoetis, Inc. Class A	444	74,148
		292,428
TOTAL HEALTH CARE		754,888
INDUSTRIALS - 11.0%
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	408	74,456
Building Products - 1.0%
Johnson Controls International PLC	981	61,528
Electrical Equipment - 2.5%
Acuity Brands, Inc.	350	67,886
Generac Holdings, Inc. (a)	129	15,481
Nextracker, Inc. Class A	300	9,132
Regal Rexnord Corp.	334	52,652
		145,151
Machinery - 2.0%
Deere & Co.	145	60,790
Ingersoll Rand, Inc.	954	55,399
		116,189
Professional Services - 4.2%
KBR, Inc.	2,058	113,416
Manpower, Inc.	523	44,392
Planet Labs PBC Class A (a)	3,387	15,614
Verisk Analytics, Inc.	428	73,235
		246,657
TOTAL INDUSTRIALS		643,981
INFORMATION TECHNOLOGY - 25.8%
Electronic Equipment & Components - 0.7%
Flex Ltd. (a)	1,821	41,446
IT Services - 3.7%
Accenture PLC Class A	393	104,361
MasterCard, Inc. Class A	193	68,571
PayPal Holdings, Inc. (a)	592	43,571
		216,503
Semiconductors & Semiconductor Equipment - 6.7%
Advanced Micro Devices, Inc. (a)	629	49,427
NVIDIA Corp.	638	148,118
NXP Semiconductors NV	401	71,570
onsemi (a)	969	75,010
SolarEdge Technologies, Inc. (a)	156	49,596
		393,721
Software - 12.2%
Adobe, Inc. (a)	176	57,015
Autodesk, Inc. (a)	321	63,779
Intuit, Inc.	230	93,651
Microsoft Corp.	1,505	375,378
Salesforce.com, Inc. (a)	771	126,143
		715,966
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	987	145,494
TOTAL INFORMATION TECHNOLOGY		1,513,130
MATERIALS - 5.1%
Chemicals - 2.3%
Eastman Chemical Co.	385	32,802
Linde PLC	288	100,331
		133,133
Containers & Packaging - 2.8%
Avery Dennison Corp.	554	100,933
Crown Holdings, Inc.	724	62,633
		163,566
TOTAL MATERIALS		296,699
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Prologis (REIT), Inc.	1,005	124,017
UTILITIES - 2.6%
Electric Utilities - 2.0%
NextEra Energy, Inc.	803	57,037
ORSTED A/S (b)	722	62,845
		119,882
Water Utilities - 0.6%
American Water Works Co., Inc.	236	33,130
TOTAL UTILITIES		153,012
TOTAL COMMON STOCKS (Cost $5,639,637)		5,838,584

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (c) (Cost $56,407)	56,396	56,407

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $5,696,044)	5,894,991
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(33,841)
NET ASSETS - 100.0%	5,861,150

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,845 or 1.1% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	4,355	3,447,396	3,395,344	1,231	-	-	56,407	0.0%
Total	4,355	3,447,396	3,395,344	1,231	-	-	56,407

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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